Annual Total Returns- DWS CROCI International VIP (Class B) [BarChart] - Class B - DWS CROCI International VIP - Class B	2011	2012	2013	2014	2015	2016	2017	2018	2019	2020
Total	(16.77%)	20.13%	20.01%	(11.98%)	(5.71%)	0.48%	21.76%	(14.57%)	21.24%	2.49%